Non-current and current financial debts (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Borrowings [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2020 and December 31, 2019.

($ millions)	June 30, 2020	December 31, 2019
Non-current financial debts
Facility B	794	793
Facility C	391	391
Local facilities (Japan)	—	55
Series 2026 notes	495	495
Series 2029 notes	991	991
Series 2030 notes	744	—
Series 2049 notes	494	493
Revolving facility	—	—
Total non-current financial debts	3,909	3,218

Current financial debts
Local facilities:
Japan	137	115
All others	71	101
Other short-term financial debts	26	29
Derivatives	1	16
Total current financial debts	235	261
Total financial debts	4,144	3,479